INTANGIBLE ASSETS - Average amortization rate and historical cost (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Intangible assets	R$ 79,980,581	R$ 4,992,176	R$ 785,494
Cost Historic
INTANGIBLE ASSETS
Intangible assets	82,334,412	6,178,062
Accumulated Amortizations
INTANGIBLE ASSETS
Intangible assets	(2,200,843)	(1,115,794)
ECL
INTANGIBLE ASSETS
Intangible assets	(152,988)	(70,092)	(305,292)
Gross carrying amount
INTANGIBLE ASSETS
Intangible assets	79,475,048	4,535,280	394,222
Intangible assets in service
INTANGIBLE ASSETS
Intangible assets	79,628,036	4,605,372	699,514
Intangible assets in service | Cost Historic
INTANGIBLE ASSETS
Intangible assets	81,828,879	5,721,166
Intangible assets in service | Accumulated Amortizations
INTANGIBLE ASSETS
Intangible assets	(2,200,843)	(1,115,794)
Intangible assets in service | Gross carrying amount
INTANGIBLE ASSETS
Intangible assets	R$ 79,475,048	R$ 4,535,280
Concessions
INTANGIBLE ASSETS
Average Amortization Rate, Intangible assets other than goodwill	6.12%	10.16%
Intangible assets	R$ 79,056,689	R$ 4,169,739
Concessions | Cost Historic
INTANGIBLE ASSETS
Intangible assets	80,484,396	4,557,858
Concessions | Accumulated Amortizations
INTANGIBLE ASSETS
Intangible assets	R$ (1,427,707)	R$ (388,119)
Software
INTANGIBLE ASSETS
Average Amortization Rate, Intangible assets other than goodwill	22.62%	20.00%
Intangible assets	R$ 112,533	R$ 120,097	123,339
Software | Cost Historic
INTANGIBLE ASSETS
Intangible assets	473,331	585,584
Software | Accumulated Amortizations
INTANGIBLE ASSETS
Intangible assets	R$ (360,798)	R$ (465,487)
Goodwill
INTANGIBLE ASSETS
Average Amortization Rate, Intangible assets other than goodwill	3.39%	3.56%
Intangible assets	R$ 92,639	R$ 158,460	306,602
Goodwill | Cost Historic
INTANGIBLE ASSETS
Intangible assets	241,527	300,512
Goodwill | Accumulated Amortizations
INTANGIBLE ASSETS
Intangible assets	R$ (148,888)	R$ (142,052)
Easements
INTANGIBLE ASSETS
Average Amortization Rate, Intangible assets other than goodwill	2.75%	3.53%
Intangible assets	R$ 217,804	R$ 88,068	83,223
Easements | Cost Historic
INTANGIBLE ASSETS
Intangible assets	306,888	107,547
Easements | Accumulated Amortizations
INTANGIBLE ASSETS
Intangible assets	R$ (89,084)	(19,479)
Use of the Public Good
INTANGIBLE ASSETS
Intangible assets		R$ 69,008	31,210
Others
INTANGIBLE ASSETS
Average Amortization Rate, Intangible assets other than goodwill	21.31%	18.65%
Intangible assets	R$ 148,371	R$ 69,008
Others | Cost Historic
INTANGIBLE ASSETS
Intangible assets	322,737	169,665
Others | Accumulated Amortizations
INTANGIBLE ASSETS
Intangible assets	(174,366)	(100,657)
Renegotiation of hydrological risk
INTANGIBLE ASSETS
Intangible assets		4,169,739	155,140
Intangible assets in progress
INTANGIBLE ASSETS
Intangible assets	505,533	456,896	391,272
Intangible assets in progress | Cost Historic
INTANGIBLE ASSETS
Intangible assets	505,533	456,896
Software
INTANGIBLE ASSETS
Intangible assets	304,839	275,941	185,487
Software | Cost Historic
INTANGIBLE ASSETS
Intangible assets	304,839	275,941
Others
INTANGIBLE ASSETS
Intangible assets	200,694	180,955	R$ 204,903
Others | Cost Historic
INTANGIBLE ASSETS
Intangible assets	R$ 200,694	R$ 180,955